Amount Due to/From Related Parties (Details) - Schedule of statement of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of statement of comprehensive income [Abstract]
Marketing expense incurred to MBC FZ LLC		$ 250,000
Fair value movement on convertible notes (note 24)	453,331	1,291,551
Transaction and other costs		150,000
Interest on convertible loans (note 24)	1,836,468	188,138
Interest on working capital loans (note 24)	221,372
Consultancy fees paid to Shuaa	3,100,000
Foreign exchange loss		53,917
Revenues from Du and Mobily	1,445,268	1,881,293
Fees paid to Du and Mobily (cost of revenue)	$ 577,674	$ 577,741